Other Payables	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
Other payables
17.	Other payables

	December 31, 2024	December 31, 2023
Payables on intangible assets	$-	$3,020,475
Professional fee payable	525,426	1,037,187
Salaries and bonuses payable	615,645	689,331
Pension payable	26,826	83,738
Payables on machinery and equipment	-	19,724
Output tax payable	44,381	161,685
Others*	1,238,857	1,068,423
	$2,451,135	$6,080,563

*	Others primarily includes accrued expenses, accrued interest on borrowings, and value-added tax (VAT) payable.